OTHER LONG-TERM LIABILITIES - Schedule of Other Long-Term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Liabilities, Noncurrent [Abstract]
Construction costs and property and equipment retention payables	$ 59,162	$ 20,679
Staff cost accruals and others	20,750	0
Deferred rent liabilities	12,296	7,626
Other deposits received	1,233	187
Other long-term liabilities	$ 93,441	$ 28,492